Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Provision for state income taxes	$ 0.1		$ 0.1
Corporate income tax (as a percent)	6.00%
Segments
Number of reportable segments	1
LLC Subsidiaries
Income taxes
Provision for federal income taxes	0	0	0
Provision for state income taxes	$ 0	$ 0